Capital and share premium - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Share Capital	€ 78,585	€ 78,585
Number of ordinary shares	22,593,956
Par Value Per share	€ 3.48
Share premium [member]
Disclosure of classes of share capital [line items]
Decrease In Share Premium Due to Absorption of Accounting Losses		€ 234,600
Decrease In Accumulated Deficit Due To Reclassification Of Accounting Losses Against Share Premium	€ 234,600
Capital redemption reserve [member]
Disclosure of classes of share capital [line items]
Percentage of annual net profits allocated to a legal reserve based on certain conditions	5.00%
Threshold percentage of legal reserve to share capital	10.00%